Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 269,754	$ 450,285
Restricted cash, current (Notes 8 and 18)	14,569	20,965
Trade accounts receivable, net	84,034	81,061
Inventories (Note 4)	67,162	75,077
Due from managers	84	9,422
Due from related parties (Note 3)	324	242
Prepaid expenses and other receivables	25,667	28,659
Derivatives, current asset portion (Note 18)	25,585	1,996
Other current assets (Note 16)	14,913	15,217
Total Current Assets	502,092	682,924
FIXED ASSETS
Vessels and other fixed assets, net (Note 5)	2,881,551	3,013,038
Total Fixed Assets	2,881,551	3,013,038
OTHER NON-CURRENT ASSETS
Long term investment (Note 3)	1,676	1,567
Restricted cash, non-current (Notes 8 and 18)	2,021	2,021
Operating leases, right-of-use assets (Note 6)	37,618	48,256
Derivatives, non-current asset portion (Note 18)	8,666	6,913
TOTAL ASSETS	3,433,624	3,754,719
CURRENT LIABILITIES
Current portion of long-term bank loans (Note 8)	166,586	156,701
Lease financing short term (Note 7)	15,361	50,434
Accounts payable	32,140	21,837
Due to managers	6,344	3,885
Due to related parties (Note 3)	1,501	1,426
Accrued liabilities (Note 13)	33,984	30,810
Derivatives, current liability portion (Note 18)	(0)	743
Operating lease liabilities, current (Note 6)	9,955	(0)
Deferred revenue	16,684	24,960
Total Current Liabilities	282,555	290,796
NON-CURRENT LIABILITIES
Long-term bank loans, net of current portion and unamortized loan issuance costs of $10,853 and $9,013, as of December 31, 2021 and 2022, respectively (Note 8)	927,995	932,554
Lease financing long term, net of unamortized lease issuance costs of $5,318 and $2,681, as of December 31, 2021 and 2022, respectively (Note 7)	175,238	402,039
Operating lease liabilities, non-current (Note 6)	27,663	48,256
Other non-current liabilities	831	1,056
TOTAL LIABILITIES	1,414,282	1,674,701
SHAREHOLDERS' EQUITY
Preferred Shares; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2021 and 2022, respectively (Note 9)	(0)	(0)
Common Shares, $0.01 par value, 300,000,000 shares authorized; 102,294,758 shares issued and outstanding as of December 31, 2021; 102,857,416 shares issued and outstanding as of December 31, 2022 (Note 9)	1,029	1,023
Additional paid in capital	2,646,073	2,618,319
Accumulated other comprehensive income/(loss)	20,962	6,933
Accumulated deficit	(648,722)	(546,257)
Total Shareholders' Equity	2,019,342	2,080,018
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,433,624	$ 3,754,719